Annual Total Returns - Technology Portfolio [BarChart] - 02.28 VIP Sector Funds Initial Combo PRO-21 - Technology Portfolio - VIP Technology Portfolio-Initial VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(9.78%)
Annual Return 2012	17.52%
Annual Return 2013	27.81%
Annual Return 2014	11.91%
Annual Return 2015	6.27%
Annual Return 2016	11.37%
Annual Return 2017	50.78%
Annual Return 2018	(7.62%)
Annual Return 2019	51.32%
Annual Return 2020	64.95%